Principal Accounting Policies adoption of ASC 606 on our consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (199,371)	$ (28,997)	¥ (771,316)	¥ (2,422,332)
Changes in operating assets and liabilities:
Accounts receivable	(60,584)	(8,812)	(64,286)	(92,147)
Accounts payable				133,809
Advances from customers	¥ (152,335)	$ (22,156)	¥ (595,876)	668,567
Previously Reported [Member]
Cash flows from operating activities:
Net loss				(2,442,595)
Changes in operating assets and liabilities:
Accounts receivable				(76,810)
Accounts payable				78,768
Advances from customers				728,534
Restatement Adjustment [Member]
Cash flows from operating activities:
Net loss				20,263
Changes in operating assets and liabilities:
Accounts receivable				(15,337)
Accounts payable				55,041
Advances from customers				¥ (59,967)